PRIVATE PLACEMENT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Feb. 25, 2023	Mar. 31, 2022	Mar. 01, 2022
PRIVATE PLACEMENT
Purchase price per unit	$ 10.25	$ 10.25
Private Placement Warrants
PRIVATE PLACEMENT
Exercise price of warrant	$ 11.50	$ 11.50
Private Placement Warrants | Warrant share price at $15
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	1,000,000	1,000,000			1,000,000
Purchase price per unit	$ 15.00	$ 15.00			$ 0.10
Exercise price of warrant	$ 15	$ 15	$ 15		$ 15.00
Private Placement Warrants | Warrant share price at $11.50
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	3,950,000	3,950,000			3,950,000
Purchase price per unit	$ 11.50	$ 11.50			$ 1.00
Exercise price of warrant	11.50	$ 11.50			$ 11.50
Private Placement | Warrant share price at $15
PRIVATE PLACEMENT
Exercise price of warrant	$ 15			$ 15
Private Placement | Sponsor
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	55,000	55,000
Aggregate purchase price	$ 4,600,000	$ 4,600,000
Exercise price of warrant	$ 10.00	$ 10.00
Private Placement | Private Placement Warrants | Warrant share price at $15
PRIVATE PLACEMENT
Exercise price of warrant	$ 15
Private Placement | Private Placement Warrants | Sponsor | Warrant share price at $15
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	1,000,000	1,000,000
Purchase price per unit	$ 0.10	$ 0.10
Exercise price of warrant	$ 15	$ 15
Private Placement | Private Placement Warrants | Sponsor | Warrant share price at $11.50
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	3,950,000	3,950,000
Purchase price per unit	$ 1.00	$ 1.00
Exercise price of warrant	$ 11.50	$ 11.50